Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Land, furniture and equipment:
Beginning balance	$ 558,480	$ 473,238
Foreign currency translation	1,852	(2,017)
Additions	28,056	87,259
Disposal transfers	(67,765)
Ending balance	520,623	558,480
Land
Land, furniture and equipment:
Beginning balance	302,323	302,347
Foreign currency translation		(24)
Ending balance	302,323	302,323
Furniture & equipment
Land, furniture and equipment:
Beginning balance	83,466	72,708
Foreign currency translation	(270)	(335)
Additions	27,424	11,093
Ending balance	110,620	83,466
Machinery & equipment
Land, furniture and equipment:
Beginning balance	80,511	65,383
Foreign currency translation	(3,869)	(150)
Additions	46,571	15,278
Disposal transfers	(16,370)
Ending balance	106,843	80,511
Computer equipment
Land, furniture and equipment:
Beginning balance	45,812	15,567
Foreign currency translation	980	(337)
Additions	6,181	30,860
Disposal transfers		(278)
Ending balance	52,973	45,812
Commercial vehicles
Land, furniture and equipment:
Beginning balance	22,064	20,913
Foreign currency translation	(1,295)	(64)
Additions	9,549	1,215
Ending balance	30,318	22,064
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	60,640	44,916
Foreign currency translation	5,040	52
Additions	4,615	15,672
Disposal transfers	(11,137)
Ending balance	59,158	60,640
Equipment in transit
Land, furniture and equipment:
Beginning balance	68,142	10,933
Foreign currency translation	(377)	(230)
Additions		57,439
Disposal transfers	(67,765)
Ending balance	0	68,142
Gross carrying amount
Land, furniture and equipment:
Beginning balance	490,338	462,305
Foreign currency translation	2,229	(1,787)
Additions	28,056	29,820
Ending balance	520,623	490,338
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(104,478)	(59,529)
Foreign currency translation	1,643	(929)
Additions	(66,284)	(44,298)
Disposals transfers	27,507	278
Ending balance	$ (141,612)	$ (104,478)